Other gains, net (Tables)	12 Months Ended
Dec. 31, 2023
Other Gains Losses [Abstract]
Summary of Other (losses)/gains, net

	Year ended December 31,
	2021	2022	2023
	RMB’million	RMB’million	RMB’million
Government grants and tax rebates (note)	393	316	195
Impairment provision for investment in an associate (Note 17)	-	-	(23)
Gains on step-up acquisition arising from business combination	8	141	4
Fair value change of investments	105	26	-
Net (losses)/gains in relation to equity investments	(10)	1	12
Dividend from investments	27	14	15
Others	30	18	27
	553	516	230